Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Long-Term Debt Covenants [Abstract]
Bank Loans

	Bank loans	As of June 30, 2018	As of December 31, 2017	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	419,201	460,000	3.25%
(ii)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”, the “Amor Tranche”)	15,750	15,750	2.50%
(iii)	Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility ”)	28,333	-	2.85%
(iv)	Assumed in May 2018 maturing in June 2023 (the “2015 credit facility ” the “Anikitos Tranche”)	15,625	-	2.50%
	Total long-term debt	$478,909	$475,750
	Less: Deferred loan issuance costs	5,678	6,635
	Less: Loan associated with vessel held for sale	-	14,781
	Total long-term debt, net	$473,231	$454,334
	Less: Current portion of long-term debt	54,535	52,057
	Add: Current portion of deferred loan issuance costs	1,433	1,543
	Long-term debt, net	$420,129	$403,820